Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt
Short-term borrowings, Balance	$ 4,651	$ 3,895	$ 3,852
Commercial paper, net
Short-term Debt
Short-term borrowings, Balance	3,654	2,818	2,710
Short-term borrowings, Avg. Rate	0.60%	1.00%	1.50%
Bank borrowings
Short-term Debt
Short-term borrowings, Balance	418	527	479
Short-term borrowings, Avg. Rate	5.60%	7.30%	4.90%
Variable denomination floating rate demand notes
Short-term Debt
Short-term borrowings, Balance	$ 579	$ 550	$ 663
Short-term borrowings, Avg. Rate	0.80%	0.90%	1.10%